Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Practices
The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form
8-K
and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form
10-K
for that fiscal year. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. This principle applies to all types of equity awards granted under the Company’s long-term incentive program, including time-based restricted stock and performance-based share awards. The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of such awards in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board and the Committee will evaluate the appropriate steps ensure compliance with the principles described above.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false